Significant Accounting Policies - Schedule of Interest Income and Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income (expense)	$ 18,591	$ (3,810)	$ 1,761
Interest Income [Member]
Interest income (expense)	138,489	39,854	14,171
Interest Expense [Member]
Interest income (expense)	$ (119,898)	$ (43,663)	$ (12,410)